Pre-Tax Income Before Impairment of Equity Investee and Share of Equity Investee's Share of Losses (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011		Jun. 30, 2010		Jun. 30, 2009
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	$ 194.8	$ 1,507.8		$ 851.4		$ 551.2
SOUTH AFRICA
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	(221.0)	378.5		192.0		269.9
GHANA
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	216.8	624.9		343.1		140.7
AUSTRALIA
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	77.3	258.8		55.7		92.3
PERU
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	139.4	241.1		164.6		82.7
British Virgin Islands
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	$ (17.7) [1]	$ 4.5	[1]	$ 96.0	[1]	$ (34.4)	[1]

[1]	The pre-tax loss relates to non-operating entitites, incorporated in the British Virgin Islands, includes impairment of investments for fiscal year ended December 31, 2011; net gain on disposal of investments in the six-month period ended December 31, 2010, a net gain on disposal of investments and impairment of investments in fiscal year ended June 30, 2010 and a net loss on disposal and impairment of listed investments in fiscal year ended June 30, 2009.